Acquisition of Gateway Insurance Company (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Acquisition of Gateway [Abstract]
Pro Forma Information [Table Text Block]

(in '000s, except per share information)	Three Months Ended	Nine Months Ended
	September 30, 2012	September 30, 2012
Revenue	$14,796	$37,985
Net (loss) attributable to Atlas	$(926)	$(808)
Basic earnings per share (1)	$(0.18)	$(0.20)
Diluted earnings per share (1)	$(0.18)	$(0.20)
(1) - shown excluding accounting treatment for preferred share redemption

We began consolidating Gateway on January 1, 2013, therefore their financial results have not been included in Atlas' financial results for the year ended December 31, 2012. However, the following unaudited pro forma summary presents Atlas' consolidated financial information as if Gateway had been acquired on January 1, 2012 and 2011. These amounts have been calculated after applying the Company's accounting policies had the acquisition been completed on January 1, 2012 and 2011. These results were prepared for comparative purposes only and do not purport to be indicative of the results of operations which may have actually resulted had the acquisitions occurred on the indicated dates, nor are they indicative of potential future operating results of the company.

(in '000s)
Year Ended December 31,	2012	2011
Revenue	$53,708	$56,361
Net income	$(1,346)	$(4,392)

Schedule of Purchase Price Allocation [Table Text Block]
The following table presents assets acquired and liabilities assumed for the Gateway acquisition based on its estimated fair value on January 2, 2013.

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Accounts receivable and other assets	8,694
Reinsurance recoverables	6,352
Intangible assets	740
Property and equipment	923
Value of business acquired	1,233
Total Assets	$63,363

Claims liabilities	$36,209
Unearned premiums	9,601
Due to reinsurers and other insurers	286
Accounts payable and other liabilities	2,985
Total Liabilities	$49,081

Net assets acquired	$14,282

The following table presents assets acquired and liabilities assumed for the Gateway acquisition based on its estimated fair value on January 1, 2013.

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Other current assets	17,273
Property and equipment	195
Deferred policy acquisition costs	685
Total Assets	$63,574

Claims liabilities	$36,209
Unearned premiums	9,601
Accounts payable and other liabilities	3,482
Total Liabilities	$49,292

Net assets acquired	$14,282

Schedule of Restructuring and Related Costs [Table Text Block]
Activity related to this plan in the nine month period ended September 30, 2013 follows (in '000s):

Employee Termination Costs
Balance - beginning of period	$—
Recognized in earnings	337
Spending	(337)
Balance - end of period	$—